Note 12 - Intangible Assets - Other Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Other Intangible Assets	$ 9,744,000	$ 11,920,000	$ 15,927,000
Other Intangible Assets	9,375,000	9,744,000	11,920,000	$ 15,927,000
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	4,033	5,122,000	9,606,000
Other Intangible Assets	3,834,000	4,033	5,122,000	9,606,000
Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,092	2,443,000	2,445,000
Other Intangible Assets	2,029,000	2,092	2,443,000	2,445,000
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	3,572,000	4,171,000	2,366,000
Other Intangible Assets	3,465,000	3,572,000	4,171,000	2,366,000
Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	31,000	86,000	698,000
Other Intangible Assets	19,000	31,000	86,000	698,000
Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	16,000	98,000	812,000
Other Intangible Assets	28,000	16,000	98,000	812,000
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,216,000	1,388,000	548,000
Additions	223,000	990,000	840,000	548,000
Foreign exchange	(18,000)	(141,000)
Disposals		(21,000)
Other Intangible Assets	2,421,000	2,216,000	1,388,000	548,000
Amortization	223,000	990,000	840,000	548,000
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	1,064,000	677,000	347,000
Additions	100,000	483,000	330,000	347,000
Foreign exchange	(6,000)	(75,000)
Disposals		(21,000)
Other Intangible Assets	1,158,000	1,064,000	677,000	347,000
Amortization	100,000	483,000	330,000	347,000
Accumulated depreciation and amortisation [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	384,000	237,000	43,000
Additions	41,000	169,000	194,000	43,000
Foreign exchange	(4,000)	(22,000)
Disposals
Other Intangible Assets	421,000	384,000	237,000	43,000
Amortization	41,000	169,000	194,000	43,000
Accumulated depreciation and amortisation [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	657,000	406,000	122,000
Additions	70,000	289,000	284,000	122,000
Foreign exchange	(7,000)	(38,000)
Disposals
Other Intangible Assets	720,000	657,000	406,000	122,000
Amortization	70,000	289,000	284,000	122,000
Accumulated depreciation and amortisation [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	111,000	68,000	36,000
Additions	12,000	49,000	32,000	36,000
Foreign exchange	(1,000)	(6,000)
Disposals
Other Intangible Assets	122,000	111,000	68,000	36,000
Amortization	12,000	49,000	32,000	36,000
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets
Additions
Foreign exchange
Disposals
Other Intangible Assets
Amortization
Gross carrying amount [member]
Statement Line Items [Line Items]
Other Intangible Assets	11,960,000	13,308,000	16,475,000
Additions	12,000		98,000	16,475,000
Foreign exchange	(126,000)	(1,013,000)	332,000
Revaluation			(3,597,000)
Disposals	(50,000)	(335,000)
Other Intangible Assets	11,796,000	11,960,000	13,308,000	16,475,000
Amortization	12,000		98,000	16,475,000
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	5,097,000	5,799,000	9,953,000
Additions				9,953,000
Foreign exchange	(55,000)	(439,000)	139,000
Revaluation			(4,293,000)
Disposals	(50,000)	(263,000)
Other Intangible Assets	4,992,000	5,097,000	5,799,000	9,953,000
Amortization				9,953,000
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Other Intangible Assets	2,476,000	2,680,000	2,488,000
Additions				2,488,000
Foreign exchange	(26,000)	(204,000)	63,000
Revaluation			129,000
Disposals
Other Intangible Assets	2,450,000	2,476,000	2,680,000	2,488,000
Amortization				2,488,000
Gross carrying amount [member] | Favorable supply contracts [Member]
Statement Line Items [Line Items]
Other Intangible Assets	4,229,000	4,577,000	2,488,000
Additions				2,488,000
Foreign exchange	(44,000)	(348,000)	126,000
Revaluation			1,963,000
Disposals
Other Intangible Assets	4,185,000	4,229,000	4,577,000	2,488,000
Amortization				2,488,000
Gross carrying amount [member] | Data Bases [Member]
Statement Line Items [Line Items]
Other Intangible Assets	142,000	154,000	734,000
Additions				734,000
Foreign exchange	(1,000)	(12,000)	4,000
Revaluation			(584,000)
Disposals
Other Intangible Assets	141,000	142,000	154,000	734,000
Amortization				734,000
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Other Intangible Assets	16,000	98,000	812,000
Additions	12,000		98,000	812,000
Foreign exchange		(11,000)
Revaluation			(812,000)
Disposals		(72,000)
Other Intangible Assets	28,000	$ 16,000	98,000	812,000
Amortization	$ 12,000		$ 98,000	$ 812,000